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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               ------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                Dallas, TX                 May 15, 2007
------------------------------------   (City, State)              (Date)
(Signature)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:      965,625
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                  VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP    [x$1000]  PRN AMT  PRN  CALL   DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ABB Ltd.                   SPONSORED ADR 000375-20-4   43663  2,541,488 SH   N/A    SOLE           0      0  2,541,488  0
CONSOL ENERGY INC               COM      20854P-10-9   19681    502,972 SH   N/A    SOLE           0      0    502,972  0
DENBURY RESOURCES INC NEW     COM NEW    247916-20-8   47496  1,594,349 SH   N/A    SOLE           0      0  1,594,349  0
DRESSER RAND GROUP INC          COM      261608-10-3   34513  1,133,068 SH   N/A    SOLE           0      0  1,133,068  0
ENCANA CORP                     COM      292505-10-4   47111    930,497 SH   N/A    SOLE           0      0    930,497  0
EOG RES INC                     COM      26875P-10-1   26911    377,228 SH   N/A    SOLE           0      0    377,228  0
FLUOR CORP NEW                  COM      343412-10-2   22977    256,094 SH   N/A    SOLE           0      0    256,094  0
GLOBALSANTAFE CORP              SHS      G3930E-10-1   70211  1,138,313 SH   N/A    SOLE           0      0  1,138,313  0
GREENBRIER COMPANIES INC        COM      393657-10-1   14535    544,366 SH   N/A    SOLE           0      0    544,366  0
HALLIBURTON                     COM      406216-10-1   41028  1,292,636 SH   N/A    SOLE           0      0  1,292,636  0
INTEROIL CORP                   COM      460951-10-6    9304    349,760 SH   N/A    SOLE           0      0    349,760  0
JACOBS ENGR GROUP INC           COM      469814-10-7   39754    852,178 SH   N/A    SOLE           0      0    852,178  0
MARINER ENERGY INC              COM      56845T-30-5   14979    782,989 SH   N/A    SOLE           0      0    782,989  0
OCCIDENTAL PETROLEUM CORP       COM      674599-10-5   46954    952,219 SH   N/A    SOLE           0      0    952,219  0
PEABODY ENERGY CORPORATION      COM      704549-10-4   20240    502,972 SH   N/A    SOLE           0      0    502,972  0
SCHLUMBERGER                    COM      806857-10-8   52493    759,660 SH   N/A    SOLE           0      0    759,660  0
SHAW GROUP INC                  COM      820280-10-5   24771    792,171 SH   N/A    SOLE           0      0    792,171  0
SUNCOR ENERGY INC               COM      867229-10-6  133595  1,749,769 SH   N/A    SOLE           0      0  1,749,769  0
TALISMAN ENERGY INC             COM      87425E-10-3   10599    603,566 SH   N/A    SOLE           0      0    603,566  0
TESORO PETROLEUM CORP COM       COM      881609-10-1   48805    485,963 SH   N/A    SOLE           0      0    485,963  0
TITANIUM METALS CORP          COM NEW    888339-20-7   19829    552,660 SH   N/A    SOLE           0      0    552,660  0
TRANSOCEAN INC.                 ORD      G90078-10-9   72046    881,831 SH   N/A    SOLE           0      0    881,831  0
VALERO ENERGY CORP NEW          COM      91913Y-10-0  104130  1,614,668 SH   N/A    SOLE           0      0  1,614,668  0